Organization and Description of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of the Business
1. Organization and Description of the Business
Description of Business
Apexigen, Inc. (“Apexigen”) is a clinical-stage biopharmaceutical company focused on discovering and developing antibody therapeutics for oncology, with an emphasis on new immuno-oncology agents designed to harness the patient’s immune system to combat and eradicate cancer. Apexigen’s lead product candidates are sotigalimab (“sotiga” or “APX005M”), which is a CD40 agonist antibody, and APX601, which is a TNFR2 antagonist antibody. Apexigen also has out-license
arrangements for a number of programs. Since inception, Apexigen has devoted substantially all of its resources to performing research, development and manufacturing activities in support of the drug candidates Apexigen is developing and out-licensed
drug candidates. In October 2019, the first of Apexigen’s
out-licensed
products was approved for commercial product sale. Apexigen was incorporated in Delaware in 2010, the year Apexigen was spun-out
of Epitomics, Inc. (“Epitomics”), which was a California-based biotechnology company that was acquired by Abcam plc in 2012. Apexigen was spun-out
of Epitomics to focus on the discovery, development and commercialization of humanized monoclonal antibody therapeutics. Apexigen is headquartered in San Carlos, California.
On March 17, 2022, Brookline Capital Acquisition Corp. (“BCAC”) and Apexigen entered into a business combination agreement (“Business Combination Agreement”) pursuant to which BCAC and Apexigen agreed to combine, with the former equityholders of both entities holding equity in the combined public company listed on the Nasdaq Stock Exchange and with Apexigen’s existing equityholders owning a majority of the equity in the combined public company. Existing Apexigen equityholders received equity in the combined public company in the form of common shares and warrants. Under the Business Combination Agreement, the transaction valued Apexigen at $205.0 million on a fully diluted basis, net of exercise proceeds for
Apexigen’s pre-closing options.
Concurrently with the execution of the Business Combination Agreement, BCAC entered into subscription agreements with certain investors for a private investment in public equity (“PIPE”) transaction to close concurrently with the business combination, and BCAC and Apexigen entered into a committed investment agreement with Lincoln Park Capital Fund, LLC to allow the combined company to direct Lincoln Park to make certain equity purchases during the 24 months following the business combination subject to certain limitations. These arrangements are collectively referred to as the “Transaction.”
The Transaction closed on July 29, 2022. As a result, the combined public company received approximately $19.0 million in gross proceeds funded by approximately $4.5 million in cash held in BCAC’s trust account net of redemption and $14.5 million from the PIPE. The combined public company incurred $8.9 million in transaction expenses relating to the Transaction, consisting of banking, legal, and other professional fees. The PIPE investors receive an aggregate of 1,452,000 units (each a “PIPE Unit”) at a purchase price of $10.00 per unit. Each PIPE Unit consists of one share of BCAC Common Stock and one-half of
one warrant. Each whole warrant entitles the PIPE Investor to purchase one share of BCAC Common Stock at an exercise price of $11.50 per share during the period commencing 30 days after July 29, 2022 and terminating on the five-year anniversary of July 29, 2022. In addition, the combined public company has the right to direct Lincoln Park to purchase up to an aggregate of $50 million of common stock of the combined public company pursuant to the terms of an investment agreement. The Transaction was a subsequent event (see Note 13) and was not reflected in the unaudited interim financial statements as of June 30, 2022 and for the three months and six months ended June 30, 2022.
Liquidity and Capital Resources
As of June 30, 2022, Apexigen had approximately $21.6 million of cash, cash equivalents, and short-term investments. Apexigen has incurred substantial losses and negative cash flows from operations since inception and had an accumulated deficit of $161.9 million as of June 30, 2022. Since inception through June 30, 2022,
Apexigen has funded operations primarily through the issuance of convertible preferred stock, proceeds from collaborative research and development agreements, and borrowings under a debt arrangement. Due to Apexigen’s significant research, development and manufacturing expenditures, Apexigen has generated operating losses in all periods presented. Apexigen expects to incur substantial additional losses in the future as Apexigen advances and expands its research and development activities and prepares to pursue the potential regulatory approval and commercialization of its product candidates. Based on Apexigen’s research and development activities and plans, there is uncertainty regarding the ability to maintain liquidity sufficient to operate the business effectively, which raises substantial doubt as to the ability to continue as a going concern.
Apexigen may seek additional funds through the sale and issuance of shares of Apexigen’s common stock in private or public offerings, other equity or debt financings, collaborations or partnerships with third parties, or other transactions to monetize assets, including Apexigen’s right to receive milestone payments and royalties under Apexigen’s out-license
arrangements. Apexigen cannot assure that Apexigen will succeed in acquiring additional funding at levels sufficient to fund Apexigen’s operations or on terms favorable to us. If Apexigen is unable to obtain adequate financing when needed, Apexigen may have to delay, reduce the scope of or suspend one or more of Apexigen’s clinical trials or preclinical studies or research and development programs. Because of the numerous risks and uncertainties associated with the development and commercialization of Apexigen’s product candidates, Apexigen is unable to estimate the amount of increased capital outlays and operating expenditures associated with Apexigen’s current and planned research, development and manufacturing activities.
To the extent that Apexigen raises additional capital through strategic alliances, licensing arrangements or other monetization transactions with third parties, Apexigen may have to relinquish valuable rights to Apexigen’s product candidates, future revenue streams or research programs or grant licenses on terms that may not be favorable to us. If Apexigen raises additional capital through public or private equity offerings, the ownership interest of the then-existing stockholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect Apexigen’s stockholders’ rights. If Apexigen raises additional capital through debt financing, Apexigen may be subject to covenants limiting or restricting the ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends.
Coronavirus Pandemic
The ongoing
COVID-19
pandemic continues to affect economies and business globally. The pandemic may continue to affect Apexigen’s business operations such as its ability to initiate and complete ongoing, planned or future clinical trials and preclinical studies. Apexigen anticipates a continued impact in the second half of 2022. Apexigen’s ability to raise additional funds to support its operations may also be adversely impacted by potential worsening global economic conditions and the recent disruptions to, and volatility in, financial markets in the U.S. and worldwide resulting from the ongoing
COVID-19
pandemic. Apexigen actively monitors and manages its responses and continues to assess actual and potential impacts onto its operations and financial condition, as well as its business developments.
Apexigen cannot predict the specific extent, duration, or full impact that the
COVID-19
pandemic will have on its business, financial condition and operations, including planned research, manufacturing and clinical development timelines. The impact of the
COVID-19
pandemic on Apexigen’s financial performance will depend on future developments, including the duration of and surges in the pandemic, including due to new variants of the virus, the pandemic’s impact on Apexigen’s manufacturing activities, clinical trials (including enrollment and operations at clinical trial sites), contract research organizations (“CROs”), and other third parties with whom it does business and the pandemic’s impact on Apexigen’s employees. These developments and the impact of the
COVID-19
pandemic on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets or the overall economy are impacted for an extended period, Apexigen’s business may be significantly adversely affected.

1. Organization and Description of the Business
Description of Business
Apexigen, Inc. (“Apexigen”) is a clinical-stage biopharmaceutical company focused on discovering and developing antibody therapeutics for oncology, with an emphasis on new immuno-oncology agents that may harness the patient’s immune system to combat and eradicate cancer. Apexigen’s lead product candidates are sotigalimab (“sotiga” or “APX005M”), which is a CD40 agonist antibody, and APX601, which is a TNFR2 antagonist antibody. Apexigen also has out-license
arrangements for a number of programs. Since inception, Apexigen has devoted substantially all of its resources to performing research, development and manufacturing activities in support of the drug candidates Apexigen is developing and out-licensed
drug candidates. In October 2019, the first of Apexigen’s
out-licensed
products was approved for commercial product sale. Apexigen was incorporated in Delaware in 2010, the year Apexigen was spun-out
of Epitomics, Inc. (“Epitomics”), which was a California-based biotechnology company that was acquired by Abcam plc in 2012. Apexigen was spun-out
of Epitomics to focus on the discovery, development and commercialization of humanized monoclonal antibody therapeutics. Apexigen is headquartered in San Carlos, California.
Liquidity and Capital Resources
As of December 31, 2021, Apexigen had approximately $36.4 million of cash, cash equivalents, and short-term investments. Apexigen has incurred substantial losses and negative cash flows from operations since inception and had an accumulated deficit of $144.7 million as of December 31, 2021. Since inception through December 31, 2021, Apexigen has funded operations primarily through the issuance of convertible preferred stock, proceeds from collaborative research and development agreements, and borrowings under a debt arrangement. Due to Apexigen’s significant research, development and manufacturing expenditures, Apexigen has generated operating losses in all periods presented. Apexigen expects to incur substantial additional losses in the future as Apexigen advances and expands its research and development activities and prepares to pursue the potential regulatory approval and commercialization of its product candidates. Based on Apexigen’s research and development activities and plans, there is uncertainty regarding the ability to maintain liquidity sufficient to operate the business effectively, which raises substantial doubt as to the ability to continue as a going concern.
Apexigen may seek additional funds through the sale and issuance of shares of Apexigen’s common stock in private or public offerings, other equity or debt financings, collaborations or partnerships with third parties, or other transactions to monetize assets, including Apexigen’s right to receive milestone payments and royalties under Apexigen’s out-license
arrangements. Apexigen cannot assure that Apexigen will succeed in acquiring additional funding at levels sufficient to fund Apexigen’s operations or on terms favorable to us. If Apexigen is unable to obtain adequate financing when needed, Apexigen may have to delay, reduce the scope of or suspend one or more of Apexigen’s clinical trials or preclinical studies or research and development programs. Because of the numerous risks and uncertainties associated with the development and commercialization of Apexigen’s product candidates, Apexigen is unable to estimate the amount of increased capital outlays and operating expenditures associated with Apexigen’s current and planned research, development and manufacturing activities.
To the extent that Apexigen raises additional capital through strategic alliances, licensing arrangements or other monetization transactions with third parties, Apexigen may have to relinquish valuable rights to Apexigen’s product candidates, future revenue streams or research programs or grant licenses on terms that may not be favorable to us. If Apexigen raises additional capital through public or private equity offerings, the ownership interest of the then-existing stockholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect Apexigen’s stockholders’ rights. If Apexigen raises additional capital through debt financing, Apexigen may be subject to covenants limiting or restricting the ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends.

Coronavirus Pandemic
In March 2020, the World Health Organization declared the
COVID-19
outbreak a global pandemic. The ongoing
COVID-19
pandemic may continue to affect Apexigen’s ability to initiate and complete preclinical studies, delay the initiation of its planned clinical trials or future clinical trials or the progress or completion of its ongoing clinical trials, or shipment of drug substance and finished drug product for its product candidates for use in its clinical trials, impair testing, monitoring, data collection and analysis and other related activities, or have other adverse effects on Apexigen’s business, financial condition, results of operations and prospects. In addition, the pandemic has caused substantial disruption in the financial markets and may adversely impact economies worldwide, both of which could result in adverse effects on Apexigen’s business and operations and its ability to raise additional funds to support its operations.
Apexigen has taken a number of measures to monitor and mitigate the effects of
COVID-19
such as health and safety measures for the Company’s employees. Apexigen is following, and will continue to follow, recommendations from the U.S. Centers for Disease Control and Prevention as well as the requirements set by the federal, state, and local governments. Apexigen expects to continue to take actions as required or recommended by government authorities or as Apexigen determines are in the best interests of its employees and other business partners in light of the pandemic.
Apexigen cannot predict the specific extent, duration, or full impact that the
COVID-19
pandemic will have on its business, financial condition and operations, including planned research, manufacturing and clinical development timelines. The impact of the
COVID-19
pandemic on Apexigen’s financial performance will depend on future developments, including the duration of and surges in the pandemic, including due to new variants of the
SARS-CoV-2
virus, the pandemic’s impact on the Company’s manufacturing activities, clinical trials (including enrollment and operations at clinical trial sites), contract research organizations (“CROs”), and other third parties with whom it does business and the pandemic’s impact on Apexigen’s employees. These developments and the impact of the
COVID-19
pandemic on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets or the overall economy are impacted for an extended period, Apexigen’s business may be significantly adversely affected.